Income Taxes (Tables)	12 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax expense consist of the following:

	For the year ended
	February 29, 2016	February 28, 2017	February 28, 2018
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	5,329	20,334	29,458	4,655
Deferred income tax expense:
PRC	(488)	(530)	(3,034)	(479)
Total income tax expense	4,841	19,804	26,424	4,176

Summary of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities were as follows:

	As at
	February 28, 2017	February 28, 2018
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	580	2,164	341
Rental	389	1,733	274
Accrued expenses	—	1,250	198
Property and equipment, net	49	115	18
Less: valuation allowance	—	(1,210)	(191)
Total deferred tax assets	1,018	4,052	640

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 29, 2016, February 28, 2017 and 2018 are as follows:

	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(14%)	15%	13%
Additional tax deduction	1%	(6%)	—
Effect of different tax rate of subsidiary operation in other jurisdiction	(31%)	19%	(1%)
Effect of valuation allowance	—	—	2%
Effective tax rate	(19%)	53%	39%